PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Provision For Environmental Liabilities And Asset Retirement Obligations
Schedule of provisions for environmental liabilities and asset retirement obligation

		Consolidated
	12/31/2022	12/31/2021
Environmental liabilities	172,574	173,647
Asset retirement obligations	765,083	724,950
	937,657	898,597